Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Registrant
Schedule II – Condensed Financial Information of Registrant
Condensed Statements of Financial Position (Parent Company Only)

AS OF DEC. 31 US$ MILLIONS	2025	2024
Assets
Cash and cash equivalents	$2	$—
Investments in subsidiaries	17,514	12,249
Due from related party	83	1
Total assets	17,599	12,250
Liability
Accounts payable and accrued liabilities	2	2
Due to related party	11	22
Total liabilities	13	24
Equity
Share capital	13,645	9,968
Retained earnings	2,820	2,054
Accumulated other comprehensive income	1,121	204
Total equity	17,586	12,226
Total liabilities and equity	$17,599	$12,250
Condensed Statements of Comprehensive Income (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Income of equity method investments	$780	$1,230	$806
Operating expenses	(14)	(16)	(10)
Net income	766	1,214	796
Other comprehensive income	917	324	403
Comprehensive income	$1,683	$1,538	$1,199
Brookfield Wealth Solutions Ltd.
Schedule II – Condensed Financial Information of Registrant (Continued)
Condensed Statements of Cash Flows (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Operating activities
Net income	$766	$1,214	$796
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(780)	(1,230)	(806)
Changes in non-cash balances related to operations:
Changes in working capital	(11)	(31)	(22)
Cash flows from operating activities	(25)	(47)	(32)
Investing activities
Investments in shares of subsidiaries	43	61	42
Cash flows from investing activities	43	61	42
Financing activities
Distributions	(16)	(14)	(10)
Cash flows from financing activities	(16)	(14)	(10)
Cash and cash equivalents
Cash and cash equivalents, beginning of year	—	—
Net change during the year	2	—	—
Cash and cash equivalents, end of year	$2	$—	$—
Notes to the Condensed Financial Information of Registrant (Parent Company Only)
NOTE 1. BASIS OF PRESENTATION
These condensed financial statements of Brookfield Wealth Solutions Ltd. (the “Parent Company”) should be read in conjunction with the consolidated financial statements of the Parent Company and its subsidiaries.
All operating activities of the Parent Company are conducted by its operating subsidiaries, which are: ANGI, Clearbrook, BAC Canada, BAC UK, NER Ltd., and NER SPC. The Parent Company holds a direct 100% ownership interest in BWS Holdings Ltd., which holds the Parent Company's interest in its operating subsidiaries. The Parent Company is a holding company that does not conduct any substantive business operations and does not have any assets other than cash and cash equivalents, investments in its subsidiaries and due from related party. The operating subsidiaries are regulated insurance companies and therefore have restrictions on the ability to pay dividends, loan funds and make other upstream distributions to the Parent Company without prior approval by local regulators.
For the purposes of these condensed financial statements, the Parent Company’s wholly owned subsidiaries are presented under the equity method of accounting. Under this method, the assets and liabilities of subsidiaries are not consolidated. The investments in subsidiaries are recorded on the condensed statements of financial position. The earnings of its subsidiaries are reported on a net basis as income (loss) of equity method investments on the condensed statements of comprehensive income (loss).
No dividends have been received from any of our subsidiaries in the past three years.
NOTE 2. COMMITMENTS AND CONTINGENCIES
The Parent Company and its subsidiaries have bilateral revolving credit facilities backed by third-party financial institutions. The total available amount on third-party credit facilities is $1.3 billion, on which $628 million was drawn as of December 31, 2025 (2024 – $1.2 billion and $17 million, respectively).
The Parent Company had no other material commitments or contingencies during the reported periods.